1933 Act File No. 333-45050
                                             1940 Act File No. 811-10099


                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
                                                                  -----

Pre-Effective Amendment No.    4 ...........................
                            -----                                 -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

Amendment No. __4__.........................................
                -

                             4 WINDS FAMILY OF FUNDS

               (Exact name of Registrant as Specified in Charter)

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15232-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                                 John McGonigle
                            Federated Investors Tower

                               1001 Liberty Avenue

                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering AS SOON AS POSSIBLE AFTER THE EFFECTIVENESS OF THE REGISTRATION STATEMENT

                         AMENDMENT PURSUANT TO RULE 473

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

Copies To:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky, LLP
              2101 L Street, NW
              Washington, DC  20037






PROSPECTUS

4 WINDS TREASURY MONEY MARKET FUND

A Portfolio of 4 Winds Family of Funds

A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

October 13, 2000

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

CONTENTS

Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests? What are the Specific Risks of Investing in the Fund?

What Do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Financial Information

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00 per share. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests exclusively in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar weighted average maturity of the Fund's portfolio will be 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

RISK/RETURN BAR CHART AND TABLE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year.

WHAT ARE THE FUND'S FEES AND EXPENSES?

4 WINDS TREASURY MONEY MARKET FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of 4 Winds Treasury Money Market Fund.

SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT

Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price)                         None
Maximum Deferred Sales Charge (Load)
     (as a percentage of original purchase price or redemption
          proceeds, as applicable)                               None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
     (and other Distributions)
          (as a percentage of offering price)                    None
Redemption Fee (as a percentage of amount
     redeemed, if applicable)                                    None
Exchange Fee                                                     None

ANNUAL FUND OPERATING EXPENSES

Expenses That are Deducted From Fund Assets
     (as a percentage of projected  average net assets)

Management Fee .....................                  0.40%
Distribution (12b-1) Fee ...........                        0.50%
Shareholder Services Fee ...........                        None
Other Expenses  ....................                        0.37%
Total Projected Annual Fund Operating Expenses              1.27%
----------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR..........3 YEARS      5 YEARS            10 YEARS
$129.............$403....      $697              $1,534



WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests exclusively in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

o     current U.S. economic activity and the economic outlook;
o     current short-term interest rates;
o     the Federal Reserve Board's policies regarding short-term interest rates;
      and

o the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return for the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front- end sales load.

When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. NAV is determined at 12:00 noon and 2:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $50,000. The required minimum subsequent investment amount is $100.

An account may be opened with a smaller amount as long as the $100 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

HOW IS THE FUND SOLD?

The Fund's Distributor, Edgewood Services, Inc., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional by completing the following steps. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

o     Establish an account with the investment professional; and

o Submit your purchase order to the investment professional. You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 2:00 p.m. (Eastern time).

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

BY WIRE

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to 4 WINDS TREASURY MONEY MARKET FUND, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third- party checks (checks originally payable to someone other than you or 4 WINDS TREASURY MONEY MARKET FUND).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o     directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund at 1-866-643-1744 once you have completed the appropriate authorization form for telephone transactions.

If you call before 2:00 p.m. (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 2:00 p.m. (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

      o Fund Name and Share Class, account number and account registration; o amount to be redeemed; and o signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;
o your redemption will be sent to an address of record that was changed within the last 30 days; or
o a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o     to allow your purchase to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund does not issue share certificates.

ACCOUNT AND SHARE INFORMATION

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Native American Advisors, Inc., and the Co-Adviser, Federated Investment Management Company.

The Adviser provides the Board with periodic reports and analyses regarding current economic and investment matters which may affect the Fund, and monitors and provides the Board with analyses of the Fund's performance. The Adviser's address is 5635 Hillgate Crossing, Alpharetta, Georgia, 30005-7227. The Adviser was established on March 6, 1995 and manages assets valued at approximately $10,000,000.

The Adviser receives an annual investment adviser fee of . 05% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

CO-ADVISER

The Co-Adviser manages the Fund's assets, including buying and selling portfolio securities. The Co-Adviser is a subsidiary of Federated. The Co-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The Co-Adviser receives an annual investment advisory fee of 0.35% of the Fund's average daily net assets. The Co-Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

The Co-Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is September 30. As this is the Fund's first fiscal year, financial information is not yet available.

PROSPECTUS

4 Winds Treasury Money Market Fund
A Portfolio of 4 Winds Family of Funds

October 13, 2000

A Statement of Additional Information (SAI) dated October 13, 2000, is incorporated by reference into this prospectus. To obtain the SAI and other information without charge, and make inquiries, call your investment professional or the Fund at 1-866-643-1744.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1- 202-942-8090 for information on the Public Reference Room's operations and copying fees.

4 Winds Family of Funds

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Edgewood Services Inc., Distributor

Investment Company Act File No. 811-10099
Cusip 351035 10 0






4 WINDS TREASURY MONEY MARKET FUND

A Portfolio of 4 Winds Family of Funds

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for 4 Winds Treasury Money Market Fund
(Fund), dated October 13, 2000. Obtain the prospectus without charge by calling 1-866-643-1744.

October 13, 2000

25883 (10/00)

CONTENTS

How is the Fund Organized?                        1
Securities in Which the Fund Invests              1
How is the Fund Sold?                             4
Subaccounting Services                            4
Redemption in Kind                                5
Account and Share Information                     5
Tax Information                                   5
Who Manages and Provides Services to the Fund?    6
How Does the Fund Measure Performance?            9
Who is Federated Investors, Inc.?                10
Addresses                                        12





HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of 4 Winds Family of Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the State of Delaware on August 31, 2000. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund was established as a portfolio of the Trust on August 31, 2000. The Fund's investment adviser is Native American Advisors, Inc. (Adviser). The Fund's Co-Adviser is Federated Investment Management Company (Co-Advisor).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities are generally regarded as having the lowest credit risk.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind, or PIK, securities.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risk because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying securities or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISK

Credit risk is the possibility that an issuer will default (fails to repay interest and principal when due). If an issuer defaults, the Fund may lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

LEVERAGE RISK

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is stability of principal and current income consistent with stability of principal. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

DIVERSIFICATION

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer. As a matter of non-fundamental policy, the Fund complies with the diversification requirements of Rule 2a-7, which are more rigorous.

CONCENTRATION

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the Investment Company Act of 1940 Act (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry. Certain bank instruments will not be deemed to be the securities of a single industry.

UNDERWRITING

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN COMMODITIES

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

INVESTING IN REAL ESTATE

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

BORROWING MONEY AND ISSUING SENIOR SECURITIES

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

LENDING

     The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE 1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

ILLIQUID SECURITIES

     The Fund will not invest more than 10% of its assets in illiquid securities.

PURCHASES ON MARGIN

     The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items" and investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE

     The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     The Board has  decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

HOW IS THE FUND SOLD?


     Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best- efforts basis.

RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets. The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal record keeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares. As of October 10, 2000, which was prior to the pubic offering of the Fund's Shares, Federated Administrative Services, a subsidiary of Federated was the holder of 100% of the Fund's Shares, and there were otherwise no control persons or principal holders of securities of the Fund.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of one fund.

 NAME BIRTH DATE        PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS   AGGREGATE
 ADDRESS POSITION                                                   COMPENSATION
 WITH FUND                                                          FROM FUND*

-----------------------------------------------------------------------------
John R. Delorme          Founder, President and CEO of 21st Century  $0
Birth Date: September    Enterprises, Inc.
8, 1959
1701-2004

Fullerton Avenue

North Vancouver, BC

Canada

PRESIDENT AND TRUSTEE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Eugene P. Foley          Financial Consultant for Small and Medium   $10,000
Birth Date: November     Sized Companies, Domestic and
22, 1928                 International.
Box 18186
Washington, DC 20036
TRUSTEE

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ronald L. Frank          President, The Hart Group.                  $10,000
Birth Date: March 12,
1957

1515 Laing Drive
North Vancouver, BC

TRUSTEE

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Jeffrey W. Sterling      Vice President, Treasurer or Assistant      $0
Birth Date: February 5,  Treasurer of various funds distributed by
1947                     Edgewood Services, Inc.
Federated Investors
Tower
1001 Liberty Avenue

Pittsburgh, PA

TREASURER, VICE
PRESIDENT AND TRUSTEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl M. Williams         Sr. Manager, Systems Integrity, MCI         $10,000
Birth Date: April 20,    Communications Corp.
1938

3232 Seminole Circle
Fairfield, CA 94522
TRUSTEE

--------------------------------------------------------------------------------

NAME BIRTH DATE       PRINCIPAL OCCUPATIONS FOR PAST FIVE YEARS   AGGREGATE
ADDRESS POSITION                                                  COMPENSATION
WITH FUND                                                         FROM FUND*

-------------------------------------------------------------------------------
Valerie Red Horse        Registered rep/sales trader, Chairman of   $0
Birth Date: August 24,   the Board, Principal Owner and General
1959                     Securities Principal, Native Nations
6028 Calvin Avenue       Securities. Simultaneously, President of
Tarzana, CA 91356        Red-Horse Native Productions, Inc., a
EXECUTIVE VICE PRESIDENT California corporation.
                         Actress/writer/director/producer in the film and television industry.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
George Polatas           Vice President and Assistant Treasurer of  $0
Birth Date: March 3,     various funds distributed by Edgewood
1962                     Services, Inc.
Federated Investors
Tower
1001 Liberty Avenue

Pittsburgh, PA

VICE PRESIDENT
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Peter J. Germain         Senior Vice President and Director,        $0
Birth Date: September    Mutual Funds Services Division, Federated
3, 1959                  Services Company.  Formerly, Senior
Federated Investors      Corporate Counsel, Federated Investors,
Tower                    Inc.
1001 Liberty Avenue
Pittsburgh, PA

VICE PRESIDENT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
C. Grant Anderson        Corporate  Counsel,  Federated  Investors, $0
Birth Date: November 6,  Inc.
1940

Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA

SECRETARY

------------------------------------------------------------------------------

     *INFORMATION IS ESTIMATED FOR THE PERIOD FROM OCTOBER 5, 2000, THE DATE OF THE ORGANIZATIONAL MEETING OF THE BOARD, TO SEPTEMBER 30, 2001.

INVESTMENT ADVISER

The Adviser provides the Board with periodic reports and analyses regarding current economic and investment matters which may affect the Fund, and monitors and provides the Board with analyses of the Fund's performance.

CO-ADVISER

The Co-Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser and Co-Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

Affiliates of the Co-Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, its Co-Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

     Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

     21st Century Enterprises, Inc. provides certain administrative personnel and services necessary to operate the Fund. 21st Century Enterprises Inc. provides these at the annual rate of 0.17% of the average daily net assets of the Fund, less the annual fees paid by the Fund to the Sub-Administrator. 21st Century Enterprises Inc. may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

SUB-ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of the Trust as specified below:

                          AVERAGE AGGREGATE DAILY
                          NET ASSETS OF THE
MAXIMUM                   FEDERATED FUNDS
ADMINISTRATIVE FEE
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of
                          $750 million

The sub-administrative fee received during any fiscal year shall be at least $75,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. State Street Bank and Trust Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Fund, Ernst & Young LLP, plan and perform their audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specified period of time, rather than annualizing the total return.

YIELD AND EFFECTIVE YIELD

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills. The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics. You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.

Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

IMONEYNET, INC.'S MONEY FUND REPORT

iMoneynet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. iMoneynet, Inc.'s MONEY MARKET INSIGHT publication reports monthly and 12-month-to-date investment results for the same money funds.

MONEY

MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

4 WINDS TREASURY MONEY MARKET FUND

STATEMENT OF ASSETS AND

LIABILITIES

OCTOBER 10, 2000

------------------------------------------------------
ASSETS:

Cash                                                     100,000              $
                                                       ----------
                                                       ----------
   Total assets                                          100,000
                                                       ----------
                                                       ----------
Net Assets for 100,000 shares outstanding                100,000              $
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
PROCEEDS PER SHARE:

$100,000 / 100,000 shares outstanding                      $1.00


==========================================================

4 WINDS TREASURY MONEY MARKET FUND

NOTES TO STATEMENT OF ASSETS AND

LIABILITIES

OCTOBER 10, 2000

1. ORGANIZATION

The 4 Winds Family of Funds (the "Trust") is an open-end, management investment company that was established under the laws of the State of Delaware on August 31, 2000. The Trust consists of one portfolio, 4 Winds Treasury Money Market Fund (the "Fund"). The Trust may offer separate series of shares representing interests in separate portfolios of securities.

2.  SIGNIFICANT ACCOUNTING POLICIES

      A.  ORGANIZATION EXPENSES

     Expenses incurred by the Trust in connection with the organization and initial public offering were assumed by 21st Century Enterprises, Inc., the Fund's Administrator.

      B.  FEDERAL INCOME TAXES

     The Fund intends to comply with the requirements of the Internal Revenue Code as necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes.

3. INVESTMENT ADVISER FEE

Native American Advisors, Inc. the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee of 0.05% based on the Fund's average daily net assets. Federated Investment Management Company, the Fund's Co-Advisor (the "Co-Adviser"), receives an annual advisory fee from the Fund of 0.35% based on the average daily net assets of the Fund. The Adviser and the Co-Advisor may each voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Trustees and Shareholders of
4 Winds Treasury Money Market Fund:

We have audited the accompanying statement of assets and liabilities of the 4 Winds Treasury Money Market Fund as of October 10, 2000. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the 4 Winds Treasury Money Market Fund at October 10, 2000, in conformity with accounting principles generally accepted in the United States.


[GRAPHIC OMITTED]

Boston, Massachusetts
October 12, 2000



ADDRESSES

4 WINDS TREASURY MONEY MARKET FUND

5800 Corporate Drive
Pittsburgh, PA 15237-7010

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7002

INVESTMENT ADVISER
Native American Advisors, Inc.
5635 Hillgate Crossing
Alpharetta, GA 30005-7227

CO-ADVISER

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

ADMINISTRATOR
21st Century Enterprises, Inc.

999 3rd Avenue - Suite 3800
Seattle, WA  98104


SUB-ADMINISTRATOR

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.
                   (a)  Amended and Restated Agreement and Declaration of
                        Trust; 2
                          (i) Conformed Copy of Certificate of Trust of the
                              Registrant; 1
                         (ii) Conformed Copy of Certificate of Amendment to the
                              Certificate of Trust; 2
                   (b)  Copy of By-Laws of the Registrant; 1
                   (c)  Not applicable;
                   (d) Conformed Copy of Investment Advisory Contract of the Registrant; 3
                          (i) Conformed Copy of Co-Advisor Contract of the Registrant; 2
                   (e)  Form of Distributor's Contract of the Registrant; 2
                          (i)  Form of Administrative Services Agreement; 3
                         (ii)  Form of Sub-Administrative Services Agreement; 2
                   (f)  Not applicable;
                   (g)  Form of Custodian Agreement of the Registrant; 3
                          (i)  Copy of Custodian Fee Schedule; 3
                   (h)  Form of Agreement for Transfer Agency Services; 3
                          (i) Form of Financial Administration and Accounting Services Agreement; 3
                   (i) Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; 2
                   (j)  Conformed Copy of Consent of Independent Auditors; 3
                   (k)  Not applicable;
                   (l)  Conformed Copy of Initial Capital Understanding; 3
                   (m)  Form of Distribution Plan of the Registrant; 2
                          (i) Form of 12b-1 Agreement of the Registrant; 2 (n)
                   Not applicable; (o) Conformed copy of Power of Attorney; 2
                   (p) Code of Ethics for the Registrant; 3

                      (i)  Code of Ethics for the Adviser; 3
                     (ii)  Code of Ethics for the Co-Adviser and Distributor. 3

------------------------------------------------------------------------------
+ All exhibits have been filed electronically.

-----------------------------------------------------------------------------

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed September 1, 2000. (File Nos. and 811-10099)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 to the Initial Registration Statement on Form N-1A filed October 11, 2000. (File Nos. 333-45050 and 811-10099)

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 3 to the Initial Registration Statement on Form N-1A filed October 13, 2000. (File Nos. 333-45050 and 811-10099)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification:

            Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 4 of Article VII of Registrant's Declaration of Trust. The Investment Advisory Contract between the Registrant and Native American Advisors, Inc. ("Adviser") provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.

            Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

            Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions:
            (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund? - Adviser's Background" in Part A.

The principal executive officers and directors of the Trust's Investment Adviser are set forth in the following tables. Unless otherwise noted, the position listed under other Substantial Business, Profession, Vocation, or Employment is with Native American Advisors, Inc. The business address of each of the Officers of the Fund's Investment Adviser is Native American Advisors, Inc., 5635 Hillgate Crossing, Alpharetta, GA 30005-7227.

(1)                          (2)                         (3)

                                                         OTHER SUBSTANTIAL
NAME                        POSITION WITH THE           BUSINESS, PROFESSION,
                            ADVISER                     VOCATION OR EMPLOYMENT
--------------------------------------------------------------------------------

Dean Thomas Parisian         President and Director

Pamela S. Parisian           Secretary and Director  Chief Information Officer
                                                     BellSouth Cellular, Inc.
                                                     500 N. Parktown Center
                                                     1100 Abernathy Road
                                                     Atlanta, Georgia 30328

Larry Allen Pankey           Director              Partner
                                                   Pankey Coffman & Horlock LLC
                                                   315 W. Ponce de Leon Ave.
                                                   Decatur, Georgia 30030-0240


ITEM 27.  PRINCIPAL UNDERWRITERS:

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------
Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          4 WINDS FAMILY OF FUNDS               5800 Corporate Drive
          (Registrant)                          Pittsburgh, PA 15237-7010

          FEDERATED SHAREHOLDER SERVICES COMPANY    P.O. Box 8600
          (Transfer Agent, Dividend                 Boston, MA 02266-8600
          Disbursing Agent and
          Portfolio Recordkeeper)

           21ST CENTURY ENTERPRISES             21st Century Enterprises, Inc.
           (Administrator)                      999 3rd Avenue - Suite 3800
                                                Seattle, WA  98104

          FEDERATED SERVICES COMPANY            Federated Investors Tower

          (Sub-Administrator)                   1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

          NATIVE AMERICAN ADVISORS, INC.        5635 Hillgate Crossing
          (Adviser)                             Alpharetta GA 30005-7227

          FEDERATED INVESTMENT MANAGEMENT       Federated Investors Tower
          COMPANY                               1001 Liberty Avenue
          (Co-Adviser)                          Pittsburgh, PA 15222-3779

          STATE STREET BANK AND TRUST COMPANY   P.O. Box 8600
          -----------------------------------
          (Custodian)                           Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, 4 WINDS FAMILY OF FUNDS, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 13th day of October 2000.

                             4 WINDS FAMILY OF FUNDS

                        BY: /s/ C. Grant Anderson
                        C. Grant Anderson, Secretary
                        October 13, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /S/ C. GRANT ANDERSON            Attorney In Fact       October 13, 2000
    -----------------------
C. Grant Anderson                    For the Persons
SECRETARY                            Listed Below

    NAME                            TITLE

/S/ JOHN R. DELORME                 President & Trustee
------------------------------
John R. Delorme                     (Chief Executive Officer)

/S/ JEFFREY W. STERLING             Treasurer, Vice President,
------------------------------
Jeffrey W. Sterling                 and Trustee
                                    (Principal Financial and
                                     Accounting Officer)


/S/ EUGENE P. FOLEY                 Trustee
-------------------------------
Eugene P. Foley

/S/ RONALD L. FRANK                 Trustee
--------------------------------
Ronald L. Frank

/S/ CARL M. WILLIAMS                Trustee
--------------------------------
Carl M. Williams